Regulatory Net Worth and Agency Capital Requirements	12 Months Ended
Dec. 31, 2013
Regulatory Net Worth and Agency Capital Requirements
Regulatory Net Worth and Agency Capital Requirements

Note 24—Regulatory Net Worth and Agency Capital Requirements

        The Company, through PLS, is required to maintain specified levels of equity to remain a seller/servicer in good standing with the Agencies. Such equity requirements generally are tied to the size of the Company's loan servicing portfolio or loan origination volume.

        The Agencies' capital requirements, the calculations of which are specified by each Agency, are summarized below:

	December 31,
	2013		2012
Requirement—company subject to requirement	Net worth(1)	Required	Net worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$409,552	$83,148	$172,843	$35,947
Freddie Mac—PLS	$409,860	$3,001	$173,273	$2,556
Ginnie Mae:
Issuer—PLS	$388,125	$102,619	$152,782	$23,886
Issuer's parent—PennyMac	$598,198	$112,881	$227,560	$26,275
HUD—PLS	$388,125	$2,500	$152,782	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.

        Noncompliance with the respective agencies' capital requirements can result in the respective Agency taking various remedial actions up to and including removing PennyMac's ability to sell loans to and service loans on behalf of the respective Agency. Management believes that PennyMac and PLS had Agency capital in excess of the respective Agencies' requirements at December 31, 2013.